Summary Prospectus        |         November 6, 2015, as supplemented March 16, 2016

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF

Ticker: DEUS	Stock Exchange: NYSE Arca

Before you invest, you may wish to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at https://www.deutsche-etfs.com/prospectuses. You can also get this information at no cost by calling ALPS Distributors, Inc. at 1-855-329-3837 or by sending an e-mail request to dbxquestions@list.db.com. The Fund’s prospectus and statement of additional information, both dated November 6, 2015, as supplemented March 16, 2016, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (the “Fund”), formerly Deutsche X-trackers Russell 1000 Enhanced Beta ETF, seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (the “Underlying Index”).

FEES AND EXPENSES

These are the fees and expenses that you will pay when you buy and hold shares. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows:

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.25
Other Expenses*	None
Total Annual Fund Operating Expenses	0.25

*	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$26	$80

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example and can affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index, which is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The index provider, Frank Russell Company (“Index Provider”), selects companies for the Underlying Index using a proprietary rules-based multi-factor selection and weighting process designed to increase the Underlying Index’s exposure, relative to the starting universe, to companies demonstrating the following factors:

■

Value. The value score is calculated based on a company’s valuation ratios (e.g., cash-flow yield, earnings yield and country relative sales to price). The value factor captures excess returns to stocks that have low prices relative to their fundamental value.

■	Momentum. The momentum score is calculated based on each company’s cumulative 11 month return. The momentum factor reflects excess returns to stocks with stronger past performance.
■

Quality. The quality score is calculated from a company’s leverage and profitability (e.g., return on assets, asset turnover and accruals). The quality factor captures excess returns to stocks that are characterized by low debt, stable earnings growth, and other “quality” metrics.

■

Low Volatility. The low volatility score is calculated based on the standard deviation of 5 years of weekly local total returns. The low volatility factor captures excess returns to stocks with lower than average volatility, beta, and/or idiosyncratic risk.

■	Size. The size score is calculated based on the full market capitalization of a company.

Companies are weighted based on their relative exposure to all five factors. Companies that do not display meaningful multi-factor characteristics are not eligible for inclusion in the Underlying Index. The Fund uses a representative sampling indexing strategy in seeking to track the Underlying Index, meaning it generally will invest in a sample of securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole. The Fund will invest at least 80% of its total assets (but typically far more) in component securities of the Underlying Index.

As of September 30, 2015, the Underlying Index consisted of 834 securities with an average market capitalization of approximately $21 billion and a minimum market capitalization of approximately $550 million.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers from the United States. As of September 30, 2015, the Underlying Index was substantially comprised of issuers from the United States (99.9%).

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of September 30, 2015, the Underlying Index was substantially comprised of issuers in the consumer services sector (21.8%), the industrials sector (18.7%) and the financial services sector (16.1%).

MAIN RISKS

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of this Prospectus entitled “Further Discussion of Principal Risks” and in the Statement of Additional Information (“SAI”).

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock’s price, regardless of how well the company performs. The market as a whole may not favor the types of investments the Fund makes, which could affect the Fund’s ability to sell them at an attractive price. To the extent the Fund invests in a particular capitalization or sector, the Fund’s performance may be affected by the general performance of that particular capitalization or sector.

Index construction risk. A stock included in the Underlying Index may not exhibit the factor trait or provide specific factor exposure for which it was selected and consequently the Fund’s holdings may not exhibit returns consistent with that factor trait.

Multifactor risk. The Underlying Index, and thus the Fund, seeks to provide exposure to large-cap stocks in the United States based on the following factors: value, momentum, quality, low volatility and size. There can be no assurance that targeting exposure to such investment factors will enhance the Fund’s performance over time. It is expected that targeting exposure to such investment factors will detract from performance in some market environments, perhaps for extended periods. In such circumstances, the Adviser will seek to maintain exposure to the targeted investment factors and will not adjust the Fund’s investment process to target different factors.

Value securities risk. Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The rules-based methodology may be unsuccessful in creating an index that emphasizes undervalued securities.

Momentum securities risk. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.

Quality stocks risk. Stocks included in the Underlying Index are deemed to be quality stocks pursuant to the Underlying Index’s methodology, but there is no guarantee that the past performance of these stocks will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

Volatility risk. Although the Underlying Index was created to seek lower volatility than the Russell 1000 Index, there is no guarantee that these strategies will be successful. The Underlying Index may be unsuccessful in creating an index that minimizes volatility, and there is a risk that the Fund may experience more than minimum volatility. Securities in the Fund’s portfolio may be subject to price volatility and the prices may not be any less volatile than the Russell 1000 Index, and could be more volatile.

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF

Summary Prospectus    November 6, 2015, as supplemented March 16, 2016

Consumer services sector risk. The Fund invests a significant portion of its assets in securities issued by companies in the consumer services sector in order to track the Underlying Index’s allocation to that sector. The consumer services sector may be affected by changes in the domestic and international economy, exchange rates, competition, consumers’ disposable income and consumer preferences. Success depends heavily on disposable income and consumer spending. Also, companies in the consumer services sector may be subject to severe competition, which may have an adverse impact on their profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer services in the marketplace.

Industrials sector risk. The Fund invests a significant portion of its assets in securities issued by companies in the industrials sector in order to track the Underlying Index’s allocation to that sector. The industrials sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. Because as currently constituted the industrials sector represents a significant portion of the Underlying Index, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

Financial services sector risk. The Fund invests a significant portion of its assets in securities of issuers in the financial services sector in order to track the Underlying Index’s allocation to that sector. The financial services sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets in 2007 and ensuing financial crisis in 2008 resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.

Indexing risk. An index fund’s performance may not exactly replicate the performance of its target index. For example, the Fund incurs fees, administrative expenses and transaction costs that the Underlying Index itself does not. The Fund uses sampling techniques (investing in a representative selection of securities included in the Underlying Index rather than all securities in the Underlying Index), and the composition of its portfolio may diverge from that of the Underlying Index. Also, while the exposure of the Underlying Index to its component securities is by definition 100%, the Fund’s effective exposure to Underlying Index securities may be greater or less than 100%, and may vary over time. Because the Fund, as an index fund, is designed to maintain a high level of exposure to its Underlying Index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Tracking error risk. The performance of the Fund may diverge from that of its Underlying Index for a number of reasons, including operating expenses, transaction costs, cash flows and operational inefficiencies. In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. The Fund’s return also may diverge from the return of the Underlying Index because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Underlying Index.

Market price risk. Fund shares are listed for trading on NYSE Arca and are bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from NAV during periods of market volatility. The Adviser cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. However, the Fund may have a limited number of financial institutions that may act as “Authorized Participants.” Only Authorized Participants who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund (as described below under “Purchase and Sale of Fund Shares”). If those Authorized Participants exit the business or are unable to process creation and/or redemption orders, and no other Authorized Participant is able to step forward to create and redeem in either of these cases, shares may trade at a discount to NAV like closed-end fund shares (and may even face delisting). Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the Fund’s holdings, disruptions to creations and redemptions, including

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF

Summary Prospectus    November 6, 2015, as supplemented March 16, 2016

disruptions at market makers, Authorized Participants or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the Fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of Fund shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the Fund may be traded in markets that close at a different time than the NYSE Arca. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when NYSE Arca is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the shares’ NAV is likely to widen. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those Authorized Participants creating and redeeming shares directly with the Fund.

Non-diversification risk. The Fund is non-diversified, which means that the Fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PERFORMANCE INFORMATION

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.deutsche-etfs.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance.

MANAGEMENT

Investment Adviser

DBX Advisors LLC.

Portfolio Managers. Bryan Richards and Lance McGray are primarily responsible for the day-to-day management of the Fund. Each portfolio manager functions as a member of a portfolio manager team. Mr. Richards and Mr. McGray have been portfolio managers of the Fund since the Fund’s inception.

PURCHASE AND SALE OF FUND SHARES

The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual Fund shares may only be purchased and sold through a brokerage firm. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund’s distributor.

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, except when your investment is an individual retirement account, 401(k), or other tax-deferred investment plan. Any withdrawals you make from such tax-deferred investment plans, however, may be taxable to you.

PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF

Summary Prospectus    November 6, 2015, as supplemented March 16, 2016

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